Leases Finance Lease Obligation (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Finance Lease, Liability	$ 402,519	$ 414,788
Current obligations related to finance leases (note 7)	26,281	25,357
Long-term obligations related to finance leases (note 7)	$ 376,238	$ 389,431